Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Abstract]
Trade receivables	€ 286	€ 295
Less: allowance for expected credit losses	(8)	(15)
Less: provision for credit reserves	(5)	(8)
Trade receivables – net	273	272
Other	127	88
Trade and other receivables	€ 400	€ 360